ACCOUNTING CHANGES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2017
ACCOUNTING CHANGES
Investments and sundry assets			$ 4,585	$ 5,187
Prepaid expenses and other current assets			4,564	4,205
Deferred tax assets			5,224	4,822
Retained earnings			152,759	146,124
Provision for income taxes (Note N)			449	2,581	$ 4,234
Pre-tax income from continuing operations			12,330	15,945	19,986
Net income			11,872	13,190	12,022
Cash payments on behalf of employees for shares directly withheld for taxes			126	248
Operating lease commitments			6,900
Sales-type lease revenue recognized based on use of residual value guarantee insurance			220
Impact to cash flows			140	(790)	$ (2,240)
Debt issuance costs			82	74
Accounting Standards Update 2016-16, Intra-Entity Transfers of Assets Other Than Inventory | Early adoption
ACCOUNTING CHANGES
Investments and sundry assets						$ (95)
Prepaid expenses and other current assets						(47)
Deferred tax assets						244
Retained earnings						$ 102
Accounting Standards Update 2016-16, Intra-Entity Transfers of Assets Other Than Inventory | Early adoption | Expected | Minimum
ACCOUNTING CHANGES
Provision for income taxes (Note N)	$ (400)
Pre-tax income from continuing operations	400
Net income	400
Accounting Standards Update 2016-16, Intra-Entity Transfers of Assets Other Than Inventory | Early adoption | Expected | Maximum
ACCOUNTING CHANGES
Provision for income taxes (Note N)	(500)
Pre-tax income from continuing operations	500
Net income	$ 500
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Expected
ACCOUNTING CHANGES
Impact to cash flows		$ 0
Accounting Standards Update 2015-03, Interest-Imputation of Interest
ACCOUNTING CHANGES
Debt issuance costs			$ 82	$ 74